Submission	Apr. 03, 2025
Submission [Line Items]
Central Index Key	0001513761
Registrant Name	Norwegian Cruise Line Holdings Ltd.
Registration File Number	333-275399
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES